Segment information - Adjustment to EBITDA (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss from associates and joint ventures	R$ (79,268)	R$ (11,328)	R$ (268,350)	R$ (14,842)
Impairment loss (reversal of impairment loss) recognised in profit or loss			88,871
Income from disposal and write-off of property, plant and equipment and biological assets			183,356	132,012
Provision/(reversals) for losses on ICMS credits			151,669	47,807
Other			16,640	1,230
Adjustments to EBITDA			(823,557)	321,036
Gain (loss) on fair value adjustments			(73,248)	539,003	R$ 1,431,530
Expenses on Asset Acquisition and Business Combinations			R$ (41,423)	R$ (22,076)